Accounting Standards	12 Months Ended
Dec. 31, 2013
Accounting Changes And Error Corrections [Abstract]
Accounting Standards

2. ACCOUNTING STANDARDS

Intangibles

During 2012, the Financial Accounting Standards Board [“FASB”] issued Accounting Standards Update [“ASU”] 2012-02, “Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment”. ASU 2012-02 provides an option to first perform a qualitative assessment to determine whether it is more-likely-than-not that an indefinite-lived intangible asset is impaired. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

Accumulated Other Comprehensive Income [“AOCI”]

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”, which is effective prospectively for public companies for reporting periods beginning after December 15, 2012. ASU 2013-02 requires an entity to report the effect of significant reclassifications out of AOCI on the respective line items in net income if the amount being reclassified is required under GAAP to be reclassified in its entirety to net income. For other amounts that are not required under GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under GAAP that provide additional detail about those amounts. The ASU was adopted effective January 1, 2013 and did not have a material impact on the Company’s consolidated financial statements. The required disclosures were added to note 20[a].

Balance sheet offsetting

In December 2011, the FASB issued ASU 2011-11, “Disclosure about Offsetting Assets and Liabilities,” which requires additional disclosures regarding offsetting and related arrangements. In January 2013, the FASB issued ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” which clarifies that ordinary trade receivables and receivables in general are not within the scope of ASU 2011-11. The balance sheet offsetting disclosures would apply to derivatives that are subject to enforceable master netting arrangements or similar agreements. The ASU was adopted effective January 1, 2013 and did not have a material impact on the Company’s consolidated financial statements. The required disclosures were added to note 21[d].

Future Accounting Standards

Unrecognized tax benefits

In July 2013, the FASB issued ASU 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists”. ASU 2013-11 clarifies guidance and eliminates diversity in practice on the presentation of unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The guidance is effective for annual reporting periods beginning on or after December 15, 2013 and subsequent interim periods. The Company currently presents its unrecognized tax benefits in accordance with ASU 2013-11 and therefore this pronouncement will not result in a change to the Company’s consolidated financial statements.

Joint and several liability arrangements

In February 2013, the FASB issued ASU 2013-04, “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date”. ASU 2013-04 requires reporting and disclosure about obligations resulting from joint and several liability arrangements within the scope of Subtopic 405-40 for which the total amount of the obligation is fixed at the reporting date. ASU 2013-04 is effective for fiscal years and interim periods beginning after December 15, 2013. The impact, if any, on the Company’s consolidated financial statements is currently being assessed.